Secure 2.0	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
Employee Benefit Plan Secure [Line Items]
Secure 2.0
7.	SECURE 2.0
In December 2022, Securing a Strong Retirement Act (SECURE 2.0) was passed into law. The provisions of SECURE 2.0 continue the themes and reforms that began with the 2019 CARES Act. Most of the provisions of SECURE 2.0 started becoming effective in 2024. The Plan Administrator added the optional SECURE 2.0 withdrawal provisions to the Plan effective in 2024 that included Emergency Withdrawals of $1,000 or less, Domestic Abuse, Qualified Birth/or Adoption and Qualified Declared Disaster Withdrawals.